Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Detailed Information of Trade and Other Payables Explanatory	Trade and other payables consist of the following:

€ thousand	December 31, 2023	December 31, 2022
Trade payables	7,627	4,222
Other accruals	8,928	5,016
Total	16,555	9,238